CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series C Cumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Cumulative Perpetual Preferred Stock	Dec. 31, 2011 Series C Cumulative Perpetual Preferred Stock	Jun. 30, 2013 Series A Convertible Preferred Units	Dec. 31, 2012 Series A Convertible Preferred Units	Dec. 31, 2011 Series A Convertible Preferred Units	Jun. 30, 2013 Series D Cumulative Preferred Stock	Dec. 31, 2012 Series D Cumulative Preferred Stock	Dec. 31, 2011 Series D Cumulative Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Jun. 30, 2013 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	Jun. 30, 2013 Exchangeable common stock	Dec. 31, 2012 Exchangeable common stock	Dec. 31, 2011 Exchangeable common stock
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 444,000	$ 448,000	$ 311,000
Amortization of deferred financing costs (in dollars)	9,708,000	8,024,000	958,000
Cumulative dividend rate for Series C Cumulative and Series A Convertible Preferred Stock (as a percent)				10.25%	10.25%	10.25%	8.00%	8.00%	8.00%
Preferred stock, shares authorized				4,000,000	4,000,000	4,000,000
Preferred Stock, shares issued				4,000,000	4,000,000	4,000,000	8,902,326	7,672,892	0
Preferred Stock, shares outstanding				4,000,000	4,000,000	4,000,000	8,902,326	7,672,892	0
Preferred Stock, liquidation preference (in dollars per share)				$ 25.00	$ 25.00	$ 25
Preferred Stock, liquidation preference							$ 202,446	$ 167,403	$ 0
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000							5,750,000	5,750,000	5,750,000	12,000	12,000	12,000	12,000
Cumulative dividend rate for cumulative preferred stock (as a percent)					10.25%					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Preferred Stock, shares issued										4,424,889	4,208,821	1,437,558	3,775	3,803	3,775	0
Preferred Stock, shares outstanding								7,672,892		4,424,889	4,208,821	1,437,558	3,705	3,722	3,705	0
Preferred Stock, liquidation preference (in dollars per share)										$ 50.00	$ 50.00	$ 50.00	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01														$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	250,000,000	250,000,000
Common stock, shares issued	170,670,884	170,032,999	129,803,374														0	505,835	3,693,871
Common stock, shares outstanding	169,755,932	169,118,047	129,041,722														0	505,835	3,693,871
Treasury stock, shares	914,952	914,952	761,652										70	81	70	0
Unearned common stock in KSOP		0	153,300